UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.):  [   ] is a restatement.
                                         [   ] adds new holding
                                               entries.

Institutional Investment Manager Filing this Report:

Name:       Nakoma Capital Management LLC
Address:    8040 Excelsior Drive   Suite 401
            Madison, WI  53717

Form 13F File No:   28-12855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robyn K. Rannow
Title:            Managing Director/CCO
Phone:            608-831-8814

/s/ Robyn K. Rannow    Madison, WI    May 6, 2011
--------------------  -------------  -------------
    (Signature)       (City/State)       (Date)


Report Type (Check only one.):

[ X ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         40

Form 13F Information Table Value Total: $   73,240
                                     (in thousands)

List of Other Included Managers:  None

                                                   FORM 13F INFORMATION TABLE

                                                 Nakoma Capital Management, LLC
                                                          March 31, 2011

                                                                                                               Voting Authority
                                                                                                               -----------------
                                                                   Value   Shares or Sh/ Put/ Investment Other
             Name of Issuer              Title of Class CUSIP     (x$1000)  Prn Amt  Prn Call Discretion Mgrs   Sole   Shrd None
---------------------------------------- -------------- --------- --------- -------- --- ---- ---------- ----  ------- ---- ----
Adobe Systems Inc.                       COM            00724F101    2,822    85,100 SH  N/A     Sole    N/A    85,100 N/A  N/A
Agilent Technologies Inc.                COM            00846U101    3,271    73,050 SH  N/A     Sole    N/A    73,050 N/A  N/A
Albemarle Corp.                          COM            012653101    2,612    43,700 SH  N/A     Sole    N/A    43,700 N/A  N/A
Allegheny Technologies Inc.              COM            01741R102    2,519    37,200 SH  N/A     Sole    N/A    37,200 N/A  N/A
Apple Inc.                               COM            037833100    3,635    10,430 SH  N/A     Sole    N/A    10,430 N/A  N/A
Atmel Corp.                              COM            049513104    1,081    79,300 SH  N/A     Sole    N/A    79,300 N/A  N/A
Cisco Systems Inc.                       COM            17275R102      307    17,900 SH  N/A     Sole    N/A    17,900 N/A  N/A
Comstock Resources Inc.                  COM NEW        205768203    1,785    57,700 SH  N/A     Sole    N/A    57,700 N/A  N/A
Diamond Offshore Drilling Inc.           COM            25271C102    2,207    28,400 SH  N/A     Sole    N/A    28,400 N/A  N/A
Disney Walt Co.                          COM DISNEY     254687106      388     9,000 SH  N/A     Sole    N/A     9,000 N/A  N/A
GameStop Corp. New                       CL A           36467W109    1,975    87,700 SH  N/A     Sole    N/A    87,700 N/A  N/A
GATX Corp.                               COM            361448103    2,134    55,200 SH  N/A     Sole    N/A    55,200 N/A  N/A
General Electric Co.                     COM            369604103      301    15,000 SH  N/A     Sole    N/A    15,000 N/A  N/A
Intel Corp.                              COM            458140100      303    15,000 SH  N/A     Sole    N/A    15,000 N/A  N/A
International Business Machs Corp.       COM            459200101      261     1,600 SH  N/A     Sole    N/A     1,600 N/A  N/A
Johnson & Johnson                        COM            478160104      296     5,000 SH  N/A     Sole    N/A     5,000 N/A  N/A
JPMorgan Chase & Co.                     COM            46625H100      277     6,000 SH  N/A     Sole    N/A     6,000 N/A  N/A
Kellogg Co.                              COM            487836108    2,402    44,500 SH  N/A     Sole    N/A    44,500 N/A  N/A
Kinder Morgan Energy Partners            UT LTD PARTNER 494550106      222     3,000 SH  N/A     Sole    N/A     3,000 N/A  N/A
Lindsay Corporation                      COM            535555106    3,139    39,720 SH  N/A     Sole    N/A    39,720 N/A  N/A
McDonald's Corp.                         COM            580135101      266     3,500 SH  N/A     Sole    N/A     3,500 N/A  N/A
Microsoft Corp.                          COM            594918104    4,227   166,500 SH  N/A     Sole    N/A   166,500 N/A  N/A
Monsanto Co. New                         COM            61166W101    2,641    36,550 SH  N/A     Sole    N/A    36,550 N/A  N/A
NCR Corp. New                            COM            62886E108    2,672   141,800 SH  N/A     Sole    N/A   141,800 N/A  N/A
Newmont Mining Corp.                     COM            651639106    3,368    61,700 SH  N/A     Sole    N/A    61,700 N/A  N/A
Potash Corp. Sask. Inc.                  COM            73755L107    2,463    41,800 SH  N/A     Sole    N/A    41,800 N/A  N/A
Procter & Gamble Co.                     COM            742718109      246     4,000 SH  N/A     Sole    N/A     4,000 N/A  N/A
Qwest Communications International Inc.  COM            749121109    3,568   522,400 SH  N/A     Sole    N/A   522,400 N/A  N/A
Safeway Inc.                             COM NEW        786514208    2,057    87,400 SH  N/A     Sole    N/A    87,400 N/A  N/A
Sanderson Farms Inc.                     COM            800013104    2,190    47,700 SH  N/A     Sole    N/A    47,700 N/A  N/A
Southwest Airlines Co.                   COM            844741108      227    18,000 SH  N/A     Sole    N/A    18,000 N/A  N/A
Sovran Self Storage Inc.                 COM            84610H108      178     4,500 SH  N/A     Sole    N/A     4,500 N/A  N/A
Suncor Energy Inc. New                   COM            867224107    3,408    76,000 SH  N/A     Sole    N/A    76,000 N/A  N/A
Take-Two Interactive Software Inc.       COM            874054109    3,268   212,700 SH  N/A     Sole    N/A   212,700 N/A  N/A
Target Corp.                             COM            87612E106      200     4,000 SH  N/A     Sole    N/A     4,000 N/A  N/A
Thermo Fisher Scientific Inc.            COM            883556102    2,857    51,440 SH  N/A     Sole    N/A    51,440 N/A  N/A
United Parcel Service Inc.               CL B           911312106    1,828    24,600 SH  N/A     Sole    N/A    24,600 N/A  N/A
Verizon Communications Inc.              COM            92343V104    4,085   106,000 SH  N/A     Sole    N/A   106,000 N/A  N/A
Wal-Mart Stores Inc.                     COM            931142103      234     4,500 SH  N/A     Sole    N/A     4,500 N/A  N/A
Weatherford International Ltd.           REG SHS        H27013103    1,320    58,400 SH  N/A     Sole    N/A    58,400 N/A  N/A
REPORT SUMMARY                           40                         73,240